UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors Asset Strategy Fund
September 30, 2007
BULLION - 5.39%	Troy Ounces	Value

Gold	192,368	$142,910,356
(Cost: $131,252,488)

COMMON STOCKS	Shares

Aircraft - 1.32%
Boeing Company (The)	281,614	29,566,654
Raytheon Company	84,945	5,421,190
		34,987,844
Banks - 3.52%
Banco Itau Holding Financeira S.A., ADR	151,947	7,691,557
China Merchants Bank Co., Limited, H Shares (A)	5,404,000	23,739,408
Housing Development Finance Corporation Limited (A)	411,121	14,811,602
ICICI Bank Limited (A)	731,615	19,506,061
Sberbank (Savings Bank of the Russian Federation) (A)*	1,523,585	6,353,349
Standard Bank Group Limited (A)	408,682	5,900,093
Standard Chartered PLC (A)	469,114	15,356,870
		93,358,940
Business Equipment and Services - 4.70%
Bucyrus International, Inc., Class A	158,169	11,532,893
Ctrip.com International, Ltd.	758,249	39,239,386
Jacobs Engineering Group Inc.*	313,180	23,670,144
Mitsui & Co., Ltd. (A)	268,000	6,509,555
Renewable Energy Corporation ASA (A)*	947,690	43,682,071
		124,634,049
Capital Equipment - 4.40%
Deere & Company	81,727	12,129,921
Foster Wheeler Ltd.*	135,049	17,723,156
Joy Global Inc.	190,332	9,673,624
SunPower Corporation, Class A*	608,777	50,367,165
Suntech Power Holdings Co., Ltd., ADR*	668,633	26,678,457
		116,572,323
Chemicals - Petroleum and Inorganic - 1.35%
Monsanto Company	279,847	23,994,082
Yara International ASA (A)	369,395	11,682,235
		35,676,317
Chemicals - Specialty - 0.55%
Mosaic Company*	271,941	14,554,282

Coal - 1.88%
China Shenhua Energy Company Limited, H Shares (A)	4,509,000	27,087,003
Yanzhou Coal Mining Company Limited, Class H (A)	11,044,000	22,730,565
		49,817,568
Communications Equipment - 1.05%
Nokia Corporation, Series A, ADR	735,979	27,915,684

Consumer Electronics - 2.75%
Nintendo Co., Ltd. (A)	140,100	72,937,622

Cosmetics and Toiletries - 0.57%
Hengan International Group Company Limited (A)	4,056,000	15,235,077

Electrical Equipment - 1.18%
Bharat Heavy Electricals Limited (A)	265,219	13,557,635
Siemens AG (A)	128,270	17,604,682
		31,162,317
Electronic Components - 0.24%
MEMC Electronic Materials, Inc.*	107,652	6,336,397

Food and Related - 2.33%
Bunge Limited (B)	444,524	47,764,104
Kuala Lumpur Kepong Berhad (A)	3,642,050	14,108,602
		61,872,706
Gold and Precious Metals - 1.36%
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR (A)*	23,145	6,266,509
streetTRACKS Gold Trust*	403,700	29,671,950
		35,938,459
Health Care - Drugs - 1.59%
Abbott Laboratories	344,322	18,462,546
Schering-Plough Corporation	749,483	23,706,147
		42,168,693
Hospital Supply and Management - 1.04%
Wilmar International Limited (A)	11,139,000	27,444,456

Hotels and Gaming - 1.12%
Las Vegas Sands, Inc.*	223,577	29,829,643

Insurance - Life - 0.79%
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	1,509,500	20,893,405

Mining - 7.00%
BHP Billiton Plc (A)	1,471,481	58,169,820
Cameco Corporation (A)	224,264	10,344,576
Rio Tinto plc (A)	632,033	54,673,777
Southern Copper Corporation	503,415	62,337,879
		185,526,052
Motor Vehicles - 0.41%
Suzuki Motor Corporation (A)	370,600	10,969,747

Multiple Industry - 7.37%
Deutsche Borse AG (A)	1,035,327	140,634,046
IOI Corporation Berhad (A)	8,363,205	14,848,831
Keppel Corporation Limited (A)	1,989,000	19,280,781
Reliance Industries Limited (A)	354,945	20,470,076
		195,233,734
Non-Residential Construction - 2.56%
China Communications Construction Company Limited, H Shares (A)	11,236,000	26,710,225
Fluor Corporation	157,259	22,642,151
Kurita Water Industries Ltd. (A)	542,300	18,412,658
		67,765,034
Petroleum - Domestic - 0.75%
OAO NOVATEK, GDR (A)	378,950	19,894,875

Petroleum - International - 2.38%
Apache Corporation	228,164	20,548,450
China Petroleum & Chemical Corporation, H Shares (A)	18,808,000	23,492,308
Devon Energy Corporation	230,300	19,160,960
		63,201,718
Petroleum - Services - 2.99%
Baker Hughes Incorporated (B)	545,150	49,265,206
Transocean Inc.*	265,637	30,030,263
		79,295,469
Real Estate Investment Trust - 0.95%
Agile Property Holdings Limited (A)	7,000,000	14,695,421
Hongkong Land Holdings Limited (A)	2,338,000	10,567,760
		25,263,181
Security and Commodity Brokers - 4.53%
CME Group Inc. (B)	119,334	70,090,825
NYMEX Holdings, Inc.	191,357	24,910,854
Singapore Exchange Limited (A)	2,873,000	24,948,973
		119,950,652
Steel - 2.83%
Companhia Vale do Rio Doce, ADR	1,738,133	58,974,853
Evraz Group S.A., GDR (A)	252,450	15,980,085
		74,954,938
Timesharing and Software - 0.22%
Tencent Holdings Limited (A)	911,000	5,882,825

Utilities - Electric - 1.91%
Veolia Environment (A)	587,421	50,584,429

Utilities - Telephone - 7.75%
America Movil, S.A. de C.V.	433,309	27,731,776
Bharti Airtel Limited (A)*	980,073	23,117,400
China Mobile Limited (A)	5,515,500	90,318,587
Equinix, Inc.*	200,604	17,773,514
Mobile TeleSystems OJSC, ADR	80,855	5,604,060
Open Joint Stock Company ''Vimpel-Communications'', ADR	599,740	16,216,970
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Series B Shares (A)	9,850,000	11,848,004
Reliance Communication Ventures Limited (A)	862,871	12,705,679
		205,315,990

TOTAL COMMON STOCKS - 73.39%		$1,945,174,426

(Cost: $1,267,199,029)

INVESTMENT FUNDS - 0.15%

Multiple Industry
Vietnam Azalea Fund Limited (C)(D)	1,100,000	$3,909,400
(Cost: $4,180,000)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.15%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$3,000	3,041,670
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,000	1,019,923
		4,061,593
Beverages - 0.10%
Central European Distribution Corporation,
8.0%, 7-25-12 (E)(F)	EUR1,800	2,611,616

Finance Companies - 0.40%
ALROSA Finance S.A.,
8.125%, 5-6-08	$2,000	2,016,030
C5 Capital (SPV) Limited,
6.196%, 12-31- 49 (G)	3,750	3,705,150
Russian Standard Bank:
7.5%, 10-7-10	2,000	1,770,000
7.5%, 10-7-10 (G)	950	833,530
Toyota Motor Credit Corporation,
4.19%, 1-18-15 (H)	2,400	2,196,816
		10,521,526
Food and Related - 0.20%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	5,150	5,433,250

Forest and Paper Products - 0.05%
Sino-Forest Corporation,
9.125%, 8-17-11 (G)	1,325	1,401,188

Homebuilders, Mobile Homes - 0.06%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	1,600	1,592,000

Mining - 0.15%
Vedanta Resources plc,
6.625%, 2-22-10 (G)	3,900	3,880,500

Motor Vehicles - 0.10%
Hyundai Motor Company,
5.3%, 12-19-08 (F)	2,600	2,595,954

Steel - 0.13%
Evraz Group S.A.,
8.25%, 11-10-15	3,500	3,508,750

Trucking and Shipping - 0.49%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	13,500	12,909,375

Utilities - Electric - 0.42%
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (E)(F)	BRL14,000	8,192,253
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	$2,800	2,845,858
		11,038,111
Utilities - Telephone - 0.21%
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	3,050	3,066,775
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	2,450	2,492,875
		5,559,650

TOTAL CORPORATE DEBT SECURITIES - 2.46%		$65,113,513

(Cost: $63,891,748)

OTHER GOVERNMENT SECURITIES - 0.96%

Germany
Bundesobligation,
3.5%, 10-9-09 (E)	EUR18,000	$25,391,065
(Cost: $25,084,968)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.99%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.5%, 9-15-17	$3,817	581,870
5.0%, 11-15-17	1,936	235,342
5.0%, 4-15-19	2,318	314,787
5.0%, 4-15-19	1,136	160,441
5.0%, 2-15-20	134	51
5.0%, 7-15-21	1,990	88,002
5.0%, 6-15-22	1,173	19,207
5.0%, 7-15-22	5,512	95,951
5.0%, 11-15-22	1,385	191,799
5.0%, 1-15-23	1,361	30,655
5.5%, 3-15-23	2,480	506,527
5.0%, 4-15-23	1,090	54,780
5.0%, 5-15-23	2,060	312,514
5.0%, 8-15-23	1,529	249,443
5.5%, 11-15-23	7,539	311,015
5.5%, 11-15-23	3,160	160,411
5.0%, 9-15-24	3,245	181,639
5.5%, 9-15-24	1,666	91,004
5.5%, 4-15-25	937	64,168
5.5%, 4-15-25	487	55,741
5.0%, 9-15-25	5,168	313,155
5.5%, 10-15-25	8,561	1,782,812
5.0%, 4-15-26	5,907	389,758
5.0%, 10-15-28	2,054	356,364
5.5%, 2-15-30	1,532	164,410
5.0%, 8-15-30	2,610	247,630
5.5%, 3-15-31	2,042	274,530
5.5%, 10-15-32	5,452	1,066,709
5.5%, 5-15-33	3,964	965,964
6.0%, 11-15-35	2,933	671,819
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	2,155	129,302
5.0%, 5-25-22	1,282	184,575
5.0%, 7-25-23	11,197	2,089,861
5.0%, 8-25-23	3,529	590,468
5.0%, 11-25-23	2,845	481,351
5.5%, 9-25-25	1,252	65,806
5.5%, 11-25-25	3,610	172,643
5.0%, 9-25-30	4,802	729,130
5.5%, 6-25-33	2,910	583,087
5.5%, 8-25-33	6,081	1,265,300
5.5%, 12-25-33	4,883	1,020,571
5.5%, 4-25-34	7,437	1,771,264
5.5%, 11-25-36	7,743	2,273,355
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	4,883	512,937
5.0%, 6-20-31	4,829	600,645
5.5%, 3-20-32	3,390	558,197
5.0%, 7-20-33	1,141	194,724
5.5%, 11-20-33	4,592	812,245
5.5%, 6-20-35	2,981	720,226
5.5%, 7-20-35	1,992	461,571
5.5%, 7-20-35	2,476	339,675
5.5%, 10-16-35	3,153	718,098
		26,213,529
Treasury Obligations - 7.09%
United States Treasury Notes:
4.625%, 2-29-08	17,500	17,536,908
5.125%, 6-30-08	17,500	17,623,043
4.125%, 8-15-08 (B)	27,500	27,500,000
4.375%, 11-15-08 (B)	29,500	29,608,324
4.875%, 1-31-09	18,000	18,202,500
4.5%, 3-31-09	17,500	17,628,520
4.625%, 7-31-09	17,500	17,696,875
4.0%, 8-31-09	24,000	24,009,384
4.5%, 5-15-10	18,000	18,220,788
		188,026,342

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 8.08%		$214,239,871

(Cost: $211,988,479)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.53%	Face Amount in Thousands

Chinese Yuan Renminbi, 11-9-07 (E)	CNY815,000	502,020
Chinese Yuan Renminbi, 11-16-07 (E)	662,000	174,471
Chinese Yuan Renminbi, 12-6-07 (E)	600,000	506,057
Chinese Yuan Renminbi, 2-27-08 (E)	472,800	522,302
Chinese Yuan Renminbi, 4-9-08 (E)	22,000	(3,150)
Euro, 1-10-08 (E)	EUR74,500	6,172,298
Russian Ruble, 6-16-08 (E)	RUB1,305,000	1,665,900
Russian Ruble, 6-25-08 (E)	1,740,000	2,171,889
Russian Ruble, 8-20-08 (E)	1,317,400	1,529,786
Russian Ruble, 9-22-08 (E)	302,000	192,994
Singapore Dollar, 8-21-08 (E)	SGD35,000	646,697
		$14,081,264

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 0.75%
Anheuser-Busch Companies, Inc.,
4.73%, 10-1-07	$20,000	20,000,000

Chemicals - Petroleum and Inorganic - 0.36%
E.I. du Pont de Nemours and Company,
4.75%, 10-9-07	9,500	9,489,972

Finance Companies - 0.68%
BP Capital Markets p.l.c.:
4.75%, 10-1-07	10,000	10,000,000
4.76%, 10-15-07	8,000	7,985,191
		17,985,191
Food and Related - 1.36%
Archer Daniels Midland Company,
5.11%, 11-6-07	12,000	11,938,680
Campbell Soup Co.,
5.25%, 10-1-07	9,983	9,983,000
ConAgra Foods, Inc.,
5.6%, 10-5-07	9,000	8,994,400
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.4%, 10-12-07	5,000	4,991,750
		35,907,830
Health Care - Drugs - 1.39%
Abbott Laboratories,
5.2%, 10-10-07	10,000	9,987,000
GlaxoSmithKline Finance plc:
4.79%, 10-5-07	15,000	14,992,017
5.2%, 10-12-07	12,000	11,980,933
		36,959,950
Health Care - General - 0.38%
Johnson & Johnson,
4.72%, 11-20-07	10,000	9,934,445

Household - General Products - 0.23%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
5.0%, 11-8-07	6,000	5,968,333

Mining - 0.64%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.0%, 10-1-07	17,062	17,062,000

Multiple Industry - 0.37%
Honeywell International Inc.,
4.76%, 11-21-07	10,000	9,932,567

Retail - General Merchandise - 0.53%
Target Corporation,
5.0%, 10-19-07	14,000	13,965,000

Trucking and Shipping - 0.45%
United Parcel Service Inc.,
5.02%, 10-5-07	12,000	11,993,307

Utilities - Electric - 1.15%
PacifiCorp,
5.32%, 10-1-07	30,426	30,426,000

Total Commercial Paper - 8.29%		219,624,595

Municipal Obligations - Taxable
Indiana - 0.13%
Ball State University Foundation, Inc., Variable Rate Demand Notes, Series 2001 (Taxable), (U.S. Bank National Association),
5.3%, 10-1-07 (H)	3,510	3,510,000

Iowa - 0.16%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.1%, 10-4-07 (H)	4,200	4,200,000

Total Municipal Obligations - Taxable - 0.29%		7,710,000

Notes
Finance Companies - 0.17%
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
5.3%, 10-1-07 (H)	4,490	4,490,000

Health Care - General - 0.29%
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, N.A.),
5.13%, 10-4-07 (H)	5,295	5,295,000
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A),
5.1%, 10-4-07 (H)	2,375	2,375,000
		7,670,000

Total Notes- 0.46%		12,160,000

TOTAL SHORT-TERM SECURITIES - 9.04%		$239,494,595

(Cost: $239,494,595)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,650,314,490

(Cost: $1,943,091,307)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serve as collateral for the following open futures contracts at September 30, 2007:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Dax Index	Short	12-21-07	528	$147,108,805	$(3,777,204)
Hang Send Index	Short	10-30-07	1,560	273,248,525	(1,719,759)
Nasdaq 100 E-Mini	Short	12-21-07	5,715	241,630,200	(8,886,733)
Nikkei 225	Short	12-13-07	553	271,563,207	(13,963,866)
Russell 2000 E-Mini	Short	12-21-07	4,294	349,188,080	(8,069,515)
S&P 500 E-Mini	Short	12-21-07	7,679	590,553,495	(10,635,955)

				$1,873,292,312	$(47,053,032)

(C)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(D)Restricted security. At September 30, 2007, the total value of restricted securities were owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-28-07	1,100,000	$4,180,000	$3,909,400

The total market value of restricted securities represents approximately 0.15% of total investments at September 30, 2007.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi, EUR - Euro, RUB - Russian Ruble, SGD - Singapore Dollar).

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $13,399,823 or 0.51% of total investments.

(G)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of these securities amounted to $9,820,368 or 0.37% of total investments.

(H)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007